PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021

Computers	30,471	29,566
Furniture and office equipment	21,417	15,121
Machines	213,677	169,189
Vehicles	85,149	85,149
Total cost	350,714	299,025
Less - accumulated depreciation	(252,800)	(198,081)
Total property and equipment, net	97,914	100,944

For the years ended December 31, 2022 and 2021, depreciation expenses were $54,719 and $21,999 respectively, and additional property and equipment were purchased in an amount of $51,689 and $67,749 for the year ended December 31, 2022 and 2021, respectively.